Related Parties - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2021	Jul. 31, 2015	Apr. 30, 2015	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	May 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Gain on discontinuation of equity accounted investment on disposal				$ (2,251,000)
Investment in equity-accounted investees				$ 3,558,000	$ 5,262,000
Expense recognised for bad or doubtful debts					0
Naspers Limited and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Payment received from related party						$ 402,242,000
Service fee charged by related party						$ 5,070,000
PasajeBus SpA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of voting equity interests acquired							20.50%
Inspirock, Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership acquired			20.60%
Total cash consideration			$ 1,945,000
Inspirock, Inc [Member] | Klarna Holding Plc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration received from acquisition	$ 3,865,000
Consideration received net of expense	24,000
Cash consideration received partly	453,000
Cash consideration received amount held in escrow account	117,000
Equity shares received	3,412,000
Gain on discontinuation of equity accounted investment on disposal	2,251,000
Investment in equity-accounted investees	$ 1,638,000
Holiday IQ Pte Ltd and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership acquired		30.00%
Total cash consideration		$ 15,200,000
Cash consideration					$ 700,000